Leases (Details Textual)	6 Months Ended
Jun. 30, 2019
Leases (Textual)
Description of incremental borrowing rate	The incremental borrowing rate on the Jacksonville lease is 5.9% and the incremental borrowing rate on the Holly Hill lease is 5.5%.
Weighted average remaining operating lease term	1 year 9 months 29 days
Weighted average discount rate	5.72%